Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of January 1st, 2019		222,573	77,460,125	22,257,277	0.01
01/23/2019	Capital increase by issuance of ordinary shares — Exercise of 274 BSPCE by Company employees	274	17,693	27,400	0.01
01/26/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2018-1)	100	—	10,000	0.01
04/18/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2017-1)	775	—	77,500	0.01
09/20/2019	Capital increase by issuance of ordinary shares — Company’s private placement	41,600	8,236,798	4,159,999	0.01
09/20/2019	Transaction costs related to the Company’s private placement	—	(312,294)	—	—
10/02/2019	Capital increase by issuance of ordinary shares — Company’s private placement	3,139	621,593	313,936	0.01
10/02/2019	Transaction costs related to the Company’s private placement	—	(12,023)	—	—
Balance as of December 31, 2019		268,461	86,011,893	26,846,112	0.01
01/26/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-2)	633	—	63,300	0.01
02/07/2020	Capital increase by issuance of ordinary shares – Company’s private placement	37,783	14,962,218	3,778,338	0.01
02/07/2020	Transaction costs related to the Company’s private placement	—	(319,564)	—	—
04/17/2020	Appropriation of the issue premium	—	(48,000,000)	—	—
06/28/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-2)	2,270	—	227,000	0.01
07/15/2020	Capital increase by issuance of ordinary shares – Company’s initial public offering	74,783	94,024,272	7,478,261	0.01
07/15/2020	Transaction costs related to the Company’s initial public offering	—	(7,077,866)	—	—
11/30/2020	Capital increase by emission of ordinary shares – Emission of 10,000 BSA	100	66,650	10,000	0.01
12/14/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-3)	2,273	—	227,250	0.01
Balance as of December 31, 2020		386,302	139,667,603	38,630,261	0.01
06/28/2021	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-1)	291	—	29,100	0.01
09/27/2021	Capital increase by issuance of ordinary shares – (ATM)	20,833	25,556,803	2,083,334	0.01
10/01/2021	Capital increase by issuance of ordinary shares – (ATM)	1,309	1,615,584	130,856	0.01
10/01/2021	Transaction costs related to ATM	—	(1,768,424)	—	—
Balance as of December 31, 2021		408,735	165,071,566	40,873,551	0.01

BSPCE and BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	Exercised	Forfeited	2021	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	—	600,000	—	—	600,000	—
Total BSPCE			8,800	600,000	—	—	608,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	12,000
BSA - Plan 2021-1	April 16, 2021	11.74	—	50,000	—	(30,000)	20,000	—
Total BSA			302,000	50,000	—	(30,000)	322,000	278,000
Total			310,800	650,000	—	(30,000)	930,800	286,800

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	Dec. 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	Dec. 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total			337,200	10,000	(27,400)	(45,000)	274,800	167,467

BSPCE Share Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	BSPCE 2013-1	BSPCE 2021
Decision of issuance by the Board of Directors	13/12/2013	04/16/2021
Grant date	13/12/2013	04/16/2021
Beneficiary	3 employees	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	9 027	600,000
Expiration date	13/12/2023	03/31/2034
Number of shares per BSPCE	100	1
Subscription price (€)	58.50	0
Exercise price (€)	0.585	11.74
Performance condition	No	Partially(1)
Valuation method used	Black and Scholes	Monte Carlo
Fair value at grant date (€)	19	[5.4 – 5.7] (1)
Expected volatility	35%	64%
Average life (years)	5	5
Risk-free rate	1.13%	0.60%
Expected dividends	—	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

BSA Share warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 bis	BSA 2019 ter	BSA 2021
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000
Number of shares per BSA	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74
Performance condition	No	No	No	No	No	Yes
Valuation method	Black and Scholes					Monte Carlo
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)
Expected volatility	40%	40%	40%	40%	40%	64%
Average life (years)	6	6	5.5	6	6	5
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%
Expected dividends	—	—	—	—	—	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

AGA Bonus Share Award Plans Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	AGA 2019-1	AGA 2021	AGA 2021-bis
Decision of issuance by the Board of Directors	06/28/2019	04/16/2021	12/08/2021
Grant date	06/28/2019	04/16/2021	12/08/2021
Beneficiary	Employees	Employees	Employees
Vesting period (year)	2	3	3
Holding period (year)	1	—	—
Service condition	Yes	Yes	Yes
Performance condition	No	Partially (1)	Partially (1)
Number of AGA granted	37,500	466,000	123,000
Number of shares per AGA	1	1	1
Valuation method used	Inventiva share price less a discount for non-transferability	Dual (1)	Dual (1)
Fair value per AGA at grant date	1.92	9.8 – 11.3 (1)	11.4 – 12.2 (1)
Expected volatility	N/A	64%	64%
Average life (years)	N/A	3	2.3
Risk-free rate	N/A	0.60%	0.60%
Expected dividends	N/A	—	—
Stock price reference	2	N/A	N/A
Non-transferable discount	3.8%	N/A	N/A

(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the "Monte Carlo" analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Bonus share movements (in number of shares issuable upon exercise)

Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	vesting	Forfeited	2021	exercisable
AGA — 2019‑1 plan	06/28/19	2.00	29,100	—	(29,100)	—	—	—
AGA — 2021‑1 plan	04/16/21	11.30	—	466,000	—	(18,000)	448,000	—
AGA — 2021‑bis plan	12/08/21	12.20	—	123,000	—	—	123,000	—
Total AGA			29,100	589,000	(29,100)	(18,000)	571,000	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018-2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018-3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019-1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019-2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA—2018‑2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA—2018‑3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA—2019‑1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA—2019‑2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—